JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 1.5%
General Dynamics Corp.	70	16,048
Howmet Aerospace, Inc.	194	8,205
Raytheon Technologies Corp.	1,385	135,612
Textron, Inc.	856	60,503
		220,368
Air Freight & Logistics — 1.2%
FedEx Corp.	111	25,317
United Parcel Service, Inc., Class B (a)	784	152,106
		177,423
Automobile Components — 0.2%
Aptiv plc *	189	21,170
Magna International, Inc. (Canada)	112	6,003
		27,173
Automobiles — 1.5%
Tesla, Inc. * (a)	1,110	230,193
Banks — 3.4%
Bank of America Corp.	4,250	121,538
Citigroup, Inc.	1,068	50,066
Fifth Third Bancorp	1,168	31,129
M&T Bank Corp.	121	14,445
Truist Financial Corp.	1,820	62,061
US Bancorp	2,621	94,504
Wells Fargo & Co. (a)	3,441	128,630
		502,373
Beverages — 2.5%
Coca-Cola Co. (The) (a)	2,953	183,187
Constellation Brands, Inc., Class A	216	48,706
Monster Beverage Corp. *	336	18,130
PepsiCo, Inc. (a)	716	130,539
		380,562
Biotechnology — 3.3%
AbbVie, Inc. (a)	1,294	206,295
Biogen, Inc. * (a)	176	48,933
BioMarin Pharmaceutical, Inc. *	134	13,001
Neurocrine Biosciences, Inc. *	124	12,534
Regeneron Pharmaceuticals, Inc. *	120	98,258
Sarepta Therapeutics, Inc. *	136	18,765
Vertex Pharmaceuticals, Inc. *	285	89,957
		487,743
Broadline Retail — 3.1%
Amazon.com, Inc. * (a)	4,528	467,661

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.9%
Masco Corp.	674	33,508
Trane Technologies plc	538	99,072
		132,580
Capital Markets — 2.8%
Charles Schwab Corp. (The)	302	15,803
CME Group, Inc.	507	97,175
Goldman Sachs Group, Inc. (The)	55	17,827
Intercontinental Exchange, Inc.	649	67,713
Morgan Stanley	726	63,722
Raymond James Financial, Inc.	558	52,067
S&P Global, Inc.	206	71,018
State Street Corp.	425	32,202
		417,527
Chemicals — 2.2%
Air Products and Chemicals, Inc.	92	26,324
Celanese Corp.	95	10,353
Dow, Inc.	882	48,360
DuPont de Nemours, Inc.	207	14,872
Eastman Chemical Co.	502	42,292
Linde plc	295	104,861
LyondellBasell Industries NV, Class A	244	22,936
PPG Industries, Inc.	448	59,835
		329,833
Commercial Services & Supplies — 0.2%
Cintas Corp. (a)	59	27,500
Communications Equipment — 0.2%
Motorola Solutions, Inc.	124	35,553
Consumer Finance — 0.5%
American Express Co. (a)	360	59,469
Capital One Financial Corp.	161	15,471
		74,940
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp. (a)	229	113,587
Containers & Packaging — 0.1%
Avery Dennison Corp.	60	10,658
Distributors — 0.1%
LKQ Corp.	159	9,031
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.	224	4,308
Electric Utilities — 1.4%
NextEra Energy, Inc. (a)	1,929	148,737
PG&E Corp. *	3,486	56,364
		205,101

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.6%
Eaton Corp. plc	543	93,013
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	549	19,382
Energy Equipment & Services — 0.2%
Baker Hughes Co.	765	22,062
Entertainment — 0.6%
Netflix, Inc. * (a)	258	89,236
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B * (a)	677	209,076
FleetCor Technologies, Inc. *	261	55,090
Mastercard, Inc., Class A (a)	643	233,684
Visa, Inc., Class A (a)	783	176,435
		674,285
Food Products — 0.3%
Mondelez International, Inc., Class A (a)	635	44,289
Ground Transportation — 1.0%
CSX Corp.	940	28,155
Norfolk Southern Corp. (a)	239	50,637
Uber Technologies, Inc. *	504	15,971
Union Pacific Corp.	267	53,644
		148,407
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	839	85,014
Baxter International, Inc.	929	37,679
Boston Scientific Corp. * (a)	1,458	72,946
Dexcom, Inc. *	168	19,468
Intuitive Surgical, Inc. *	265	67,608
Medtronic plc (a)	635	51,170
ResMed, Inc.	20	4,467
Stryker Corp.	107	30,518
		368,870
Health Care Providers & Services — 3.1%
Centene Corp. * (a)	676	42,748
CVS Health Corp.	325	24,127
Elevance Health, Inc.	180	82,693
Humana, Inc.	86	41,657
McKesson Corp.	87	31,101
UnitedHealth Group, Inc. (a)	509	240,630
		462,956
Health Care REITs — 0.3%
Ventas, Inc.	1,080	46,814
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	371	6,122

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc. * (a)	36	96,420
Chipotle Mexican Grill, Inc. *	52	88,454
Domino's Pizza, Inc.	55	18,304
Expedia Group, Inc. *	445	43,172
Marriott International, Inc., Class A	284	47,112
McDonald's Corp. (a)	252	70,368
Royal Caribbean Cruises Ltd. *	91	5,923
Yum! Brands, Inc.	528	69,722
		439,475
Household Durables — 0.4%
Lennar Corp., Class A	324	34,007
Toll Brothers, Inc.	313	18,798
Whirlpool Corp.	30	3,987
		56,792
Household Products — 1.7%
Colgate-Palmolive Co.	1,158	87,037
Kimberly-Clark Corp.	319	42,873
Procter & Gamble Co. (The) (a)	799	118,743
		248,653
Industrial Conglomerates — 1.1%
Honeywell International, Inc. (a)	884	168,931
Industrial REITs — 0.7%
Prologis, Inc.	875	109,183
Insurance — 1.9%
Globe Life, Inc.	271	29,840
MetLife, Inc.	144	8,343
Progressive Corp. (The) (a)	1,000	143,028
Prudential Financial, Inc.	162	13,400
Travelers Cos., Inc. (The)	508	87,083
		281,694
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A * (a)	2,918	302,688
Alphabet, Inc., Class C * (a)	2,184	227,136
Meta Platforms, Inc., Class A * (a)	1,183	250,716
		780,540
IT Services — 1.2%
Accenture plc, Class A	458	130,948
Cognizant Technology Solutions Corp., Class A	840	51,164
		182,112
Life Sciences Tools & Services — 1.7%
Danaher Corp.	318	80,033
Thermo Fisher Scientific, Inc. (a)	304	175,239
		255,272

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Deere & Co. (a)	281	115,917
Dover Corp.	230	34,923
Otis Worldwide Corp.	670	56,579
Parker-Hannifin Corp.	232	78,096
		285,515
Media — 1.3%
Charter Communications, Inc., Class A * (a)	230	82,159
Comcast Corp., Class A (a)	3,135	118,858
		201,017
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	514	21,036
Nucor Corp.	159	24,536
		45,572
Multi-Utilities — 1.5%
Ameren Corp.	429	37,034
CenterPoint Energy, Inc.	1,431	42,147
CMS Energy Corp.	282	17,314
Dominion Energy, Inc.	454	25,357
Public Service Enterprise Group, Inc.	873	54,529
Sempra Energy	316	47,843
		224,224
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp. (a)	389	63,447
ConocoPhillips (a)	1,196	118,641
Diamondback Energy, Inc.	622	84,109
EOG Resources, Inc. (a)	910	104,255
Exxon Mobil Corp. (a)	2,282	250,244
Marathon Oil Corp.	1,268	30,378
Phillips 66	101	10,281
		661,355
Passenger Airlines — 0.1%
Southwest Airlines Co.	396	12,896
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. (a)	2,027	140,489
Eli Lilly & Co. (a)	396	135,998
Johnson & Johnson (a)	782	121,260
Merck & Co., Inc.	930	98,890
Pfizer, Inc.	957	39,041
		535,678
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	128	11,850
Leidos Holdings, Inc.	374	34,422
		46,272

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.7%
Equity LifeStyle Properties, Inc.	436	29,286
Sun Communities, Inc.	262	36,848
UDR, Inc.	865	35,532
		101,666
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. * (a)	1,220	119,630
Analog Devices, Inc. (a)	741	146,153
Broadcom, Inc.	45	29,240
Lam Research Corp. (a)	233	123,361
NVIDIA Corp. (a)	909	252,436
NXP Semiconductors NV (China)	691	128,810
Qorvo, Inc. *	165	16,737
QUALCOMM, Inc.	49	6,236
Teradyne, Inc.	365	39,274
Texas Instruments, Inc. (a)	964	179,310
		1,041,187
Software — 9.3%
Adobe, Inc. *	349	134,433
Cadence Design Systems, Inc. *	119	25,041
DocuSign, Inc. *	114	6,672
Intuit, Inc. (a)	217	96,706
Microsoft Corp. (a)	3,382	974,929
Oracle Corp.	659	61,236
Salesforce, Inc. * (a)	219	43,823
Workday, Inc., Class A *	211	43,539
		1,386,379
Specialized REITs — 0.7%
Equinix, Inc.	64	45,925
SBA Communications Corp.	242	63,223
		109,148
Specialty Retail — 3.2%
AutoNation, Inc. *	187	25,074
AutoZone, Inc. * (a)	31	75,883
Best Buy Co., Inc. (a)	631	49,381
Burlington Stores, Inc. *	130	26,290
Home Depot, Inc. (The) (a)	245	72,421
Lowe's Cos., Inc. (a)	745	148,967
O'Reilly Automotive, Inc. *	47	39,691
TJX Cos., Inc. (The)	567	44,468
		482,175
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. (a)	6,446	1,063,017
Seagate Technology Holdings plc	819	54,117
		1,117,134

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	661	81,052
Tobacco — 0.5%
Altria Group, Inc. (a)	535	23,864
Philip Morris International, Inc.	479	46,571
		70,435
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	325	47,114
Total Common Stocks (Cost $10,514,024)		14,801,021
	NO. OF CONTRACTS
Options Purchased — 1.7%
Put Options Purchased — 1.7%
Index Funds — 1.7%
S&P 500 Index
6/30/2023 at USD 3,885.00, European Style
Notional Amount: USD 14,973,093
Counterparty: Exchange-Traded * (Cost $255,168)	36,437	258,703
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (b) (c) (Cost $232,528)	232,528	232,528
Total Investments — 102.3% (Cost $11,001,720)		15,292,252
Liabilities in Excess of Other Assets — (2.3)%		(343,994)
NET ASSETS — 100.0%		14,948,258

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	404	06/16/2023	USD	83,542	4,219

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	36,437	USD 14,973,093	USD 4,320.00	6/30/2023	(208,602)
Written Put Options Contracts as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	36,437	USD 14,973,093	USD 3,280.00	6/30/2023	(47,550)
Total Written Options Contracts (Premiums Received $256,990)						(256,152)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,292,252	$—	$—	$15,292,252
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,219	$—	$—	$4,219
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(208,602)	—	—	(208,602)

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(47,550)	$—	$—	$(47,550)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(251,933)	$—	$—	$(251,933)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b)	$—	$2,442,447	$2,209,919	$—	$—	$232,528	232,528	$4,313	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.